FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153

13F File Number:  028-11212

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Elena Cimador
Title:  Chief Financial Officer
Phone:  (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Elena Cimador
------------------
(Signature)

New York, New York
------------------
(City, State)

May 15, 2006
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $867,107 (thousands)

List of Other Included Managers:

         None

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                                                                    LUXOR CAPITAL GROUP, LP
                                                      FORM 13F INFORMATION TABLE FOR QUARTER ENDED 3/31/06

                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:             Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or          Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/  Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn  Call            Instr.V

ABX AIR INC                     COM                00080S101   33,704.00  4,949,156 SH         SOLE              4,949,156 0    0
AFFIRMATIVE INS HLDGS INC       COM                008272106   10,347.00    783,285 SH         SOLE                783,285 0    0
AMARIN CORP PLC                 SPONSORED ADR      023111107    1,334.00    420,745 SH         SOLE                420,745 0    0
AMERICAN EXPRESS CO             COM                025816109   75,614.00  1,438,900 SH CALL    SOLE              1,438,900 0    0
BANK OF AMERICA CORPORATION     COM                060505104   35,298.00    775,100 SH CALL    SOLE                775,100 0    0
CARDERO RES CORP                COM                14140U105    3,318.00  1,095,400 SH         SOLE              1,095,400 0    0
CCA INDS INC                    COM                124867102    2,558.00    228,420 SH         SOLE                228,420 0    0
CHENIERE ENERGY INC             COM NEW            16411R208   75,662.00  1,864,963 SH         SOLE              1,864,963 0    0
CHENIERE ENERGY INC             NOTE 2.250% 8/0    16411RAE9   39,536.00 30,500,000 SH         SOLE             30,500,000 0    0
CITIGROUP INC                   COM                172967101   38,559.00    816,400 SH CALL    SOLE                816,400 0    0
DYNAMIC MATLS CORP              COM                267888105    9,794.00    274,800 SH         SOLE                274,800 0    0
ENDEAVOR INTL CORP INC          NOTE 6.000% 1/1    29257MAB6   25,092.00 26,981,000 SH         SOLE             26,981,000 0    0
ENDEAVOUR INTL CORP             COM                29259G101       69.00     23,645 SH         SOLE                 23,645 0    0
EXXON MOBIL CORP                COM                30231G102   42,602.00    700,000 SH PUT     SOLE                700,000 0    0
FRONTEER DEV GROUP INC          COM                35903Q106    1,206.00    284,200 SH         SOLE                284,200 0    0
GULFPORT ENERGY CORP            COM NEW            402635304   33,804.00  2,235,732 SH         SOLE              2,235,732 0    0
INDUSTRIAL SRVCS AMER INC FLA   COM                456314103      980.00    188,500 SH         SOLE                188,500 0    0
ISHARES TR                      RUSSELL 2000       464287655    1,529.00     20,128 SH         SOLE                 20,128 0    0
LEAR CORP                       COM                521865105    4,148.00    233,946 SH         SOLE                233,946 0    0
LEVEL 3 COMMUNICATIONS INC      NOTE 2.875% 7/1    52729NBA7      220.00    250,000 SH         SOLE                250,000 0    0
M & F WORLDWIDE CORP            COM                552541104    4,830.00    338,200 SH         SOLE                338,200 0    0
MAXXAM INC                      COM                577913106   22,343.00    687,480 SH         SOLE                687,480 0    0
MICROSOFT CORP                  COM                594918104  118,769.00  4,364,900 SH CALL    SOLE              4,364,900 0    0
MITTAL STEEL CO NV              NY REG SH CL A     60684P101    7,856.00    208,100 SH         SOLE                208,100 0    0
NASDAQ 100 TR                   UNIT SER 1         631100104    2,034.00     48,508 SH         SOLE                 48,508 0    0
NCR CORP NEW                    COM                62886E108   39,772.00    951,700 SH         SOLE                951,700 0    0
NORTEL INVERSORA S A            SPON ADR PFD B     656567401      699.00     70,000 SH         SOLE                 70,000 0    0
POSCO                           SPONSORED ADR      693483109   15,718.00    246,361 SH         SOLE                246,361 0    0
PRIMUS TELECOMMUNICATIONS GR    MTG 3.750% 9/1     741929AN3      411.00  1,000,000 SH         SOLE              1,000,000 0    0
RESOURCE AMERICA INC            CL A               761195205    4,313.00    216,526 SH         SOLE                216,526 0    0
SCHNITZER STL INDS              CL A               806882106   42,180.00    984,366 SH         SOLE                984,366 0    0
SPDR TR                         UNIT SER 1         78462F103    1,550.00     11,940 SH         SOLE                 11,940 0    0
TERNIUM SA                      SPON ADR           880890108    5,984.00    211,070 SH         SOLE                211,070 0    0
UNIVERSAL STAINLESS & ALLOY     COM                913837100    1,380.00     53,702 SH         SOLE                 53,702 0    0
VIACOM INC NEW                  CL A               925524100    1,938.00     50,000 SH         SOLE                 50,000 0    0
VIACOM INC NEW                  CL B               92553P201   64,565.00  1,664,045 SH         SOLE              1,664,045 0    0
WAL MART STORES INC             COM                931142103   94,504.00  2,000,500 SH CALL    SOLE              2,000,500 0    0
XENOPORT INC                    COM                98411C100    2,887.00    127,520 SH         SOLE                127,520 0    0

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